DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

December 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund (the “Funds”) (formerly Deutsche California Tax-Free Income Fund and Deutsche New York Tax-Free Income Fund, respectively), a series of Deutsche DWS State Tax-Free Income Series (the “Trust”) (formerly Deutsche State Tax-Free Income Series); (Reg. Nos. 002-81549; 811-03657)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 30, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Very truly yours,

/s/ Andrew Hone

Andrew Hone

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.